Segment Information - Schedule of Total Assets by Geographic Area (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 778,666	$ 958,517
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	766,684	945,359
Outside Chinese Mainland
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 11,982	$ 13,158